INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

		Capitalized			Technology,	Other
(amounts in millions)	Goodwill	development	Customer		software	intangible
	(Note 27)	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$78.9	$22.1	$2,056.5
Additions – internal development	—	48.6	—	—	6.9	—	55.5
Additions – acquired separately	—	—	—	—	—	0.5	0.5
Additions – business combinations (Note 3)	169.0	—	47.9	—	2.9	—	219.8
Amortization	—	(44.6)	(29.7)	(17.6)	(14.7)	(2.7)	(109.3)
Impairment	—	(41.4)	(9.3)	—	—	(1.1)	(51.8)
Transfers and others	—	5.3	(0.9)	(0.9)	(1.4)	0.4	2.5
Foreign currency exchange differences	(81.1)	(1.7)	(22.5)	(10.8)	(1.1)	(0.7)	(117.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Additions – internal development	—	55.6	—	—	35.0	—	90.6
Additions – business combinations (Note 3)	1,316.8	2.2	323.7	—	169.7	—	1,812.4
Amortization	—	(32.7)	(40.7)	(16.0)	(18.3)	(1.8)	(109.5)
Impairment	—	(4.2)	—	—	—	—	(4.2)
Cloud computing transition adjustment (Note 5)	—	—	—	—	(13.4)	—	(13.4)
Transfers and others	—	(2.1)	(0.1)	(0.1)	0.4	—	(1.9)
Foreign currency exchange differences	(25.7)	(0.1)	(5.4)	(0.5)	(1.2)	(0.6)	(33.5)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3

		Capitalized			Technology,	Other
	Goodwill	development	Customer		software	intangible
	(Note 27)	costs	relationships	Licenses	and ERP	assets	Total
Cost	$1,210.7	$433.6	$482.6	$313.6	$257.8	$52.4	$2,750.7
Accumulated amortization and impairment	(37.5)	(217.9)	(185.1)	(34.2)	(186.3)	(33.9)	(694.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Cost	$2,501.8	$480.9	$794.7	$312.8	$445.4	$51.1	$4,586.7
Accumulated amortization and impairment	(37.5)	(246.5)	(219.7)	(50.0)	(201.7)	(35.0)	(790.4)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3

During the year ended March 31, 2022, amortization of $77.2 million (2021 – $63.8 million) has been recorded in cost of sales, $30.6 million (2021 – $43.6 million) in research and development expenses and $1.7 million (2021 – $1.9 million) in selling, general and administrative expenses.